Borrowings - Schedule of Long-Term Bank Loans (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Long-Term Bank Loans [Line Items]
Long-term		$ 1,951,552	$ 1,812,131
Long-term (current portion)		96,560	72,579
Long-Term Bank Loans [Member]
Schedule of Long-Term Bank Loans [Line Items]
Long-term		1,951,552	1,812,131
Long-term (current portion)		$ 96,560	72,579
Alliance Islamic Bank Berhad [Member] | Long-Term Bank Loans [Member]
Schedule of Long-Term Bank Loans [Line Items]
Annual Interest Rate	[1],[2]
Maturity	[2]	Sep. 01, 2047
Long-term	[2]	$ 1,620,853	1,512,002
Long-term (current portion)	[2]	$ 47,422	43,069
Malayan Banking Berhad [Member] | Long-Term Bank Loans [Member]
Schedule of Long-Term Bank Loans [Line Items]
Annual Interest Rate	[3],[4]
Maturity	[4]	Dec. 01, 2026
Long-term	[4]	$ 686	20,422
Long-term (current portion)	[4]	$ 21,847	20,683
RHB Bank Berhad [Member] | Long-Term Bank Loans [Member]
Schedule of Long-Term Bank Loans [Line Items]
Annual Interest Rate	[5]	3.55%
Maturity	[5]	Jun. 05, 2047
Long-term	[5]	$ 300,697	279,707
Long-term (current portion)	[5]	$ 10,153	8,827
United Overseas Bank (Malaysia) Bhd [Member] | Long-Term Bank Loans [Member]
Schedule of Long-Term Bank Loans [Line Items]
Annual Interest Rate	[6]	4.35%
Maturity	[6]	Jun. 19, 2028
Long-term	[6]	$ 29,316
Long-term (current portion)	[6]	$ 17,138

[1]	BFR is base financing rate, which is presently 6.42% per annum.
[2]	On July 12, 2022, the Group entered into a loan agreement to borrow funds of MYR7,360,000 (US$1,814,569) with Alliance Islamic Bank Berhad during the period from July 2022 to September 2047 for the purchase of two buildings and freehold lands. The Group repays MYR38,524 (US$8,999) every month after July 2022, until the loan maturity date. This borrowing was joint guaranteed by Mr. Goh Kok E and Mrs. Tan Yee Wei and legal charges over the lands and building properties purchased by this loan.
[3]	BLR is the rate from time to time stipulated by the Bank as its Base Lending Rate. Currently, the BLR is 6.40% per annum.
[4]	On September 7, 2021, the Group entered into a loan agreement to borrow funds of MYR440,000 (US$108,481) with Malayan Banking Berhad during the period from September 2021 to December 2026. The Group repays MYR8,254 (US$1,982) every month after September 2021, until the loan maturity date. This borrowing was joint guaranteed by Mr. Goh Kok E and Mrs. Tan Yee Wei and Credit Guarantee Corporation (M) Berhad (CGC) Guarantee under Flexi Guarantee Scheme (FGS).
[5]	On January 26, 2022, the Group entered into a loan agreement to borrow funds of MYR1,350,000 (US$332,840) with RHB Bank Berhad during the period from January 2022 to June 2047 for the purchase of two shop lots which are both rent out. The Group repays MYR6,795 (US$1,587) every month after January 2022, until the loan maturity date. This borrowing was joint guaranteed by Mr. Goh Kok E and Mrs. Tan Yee Wei and legal charges over two shop lot buildings and lands purchased by this loan.
[6]	On 10 April 2025, the Group entered into a loan agreement to borrow funds of MYR200,000 (US$49,310) with United Overseas Bank (Malaysia) Bhd during the period from June 2025 to June 2028 for working capital use. The Group repays MYR6,281 (US$1,467) every month after June 2025, until the loan maturity date. This borrowing was joint guaranteed by Goh Kok E and Tan Yee Wei.